Convertible Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Convertible Note Payable
Convertible Note Payable

Note 5. Convertible Note Payable

On March 6, 2018, we executed a Promissory Note (the “2018 Note”) to an unrelated entity and received an aggregate of $32,000. The Note has an initial term of one year and provides for an original issue discount of $3,000, which is being amortized over the initial term. The note carries face interest rates of 12% per annum. The Lender has the right, at any time and/or after 180 days at their election to convert all or part of the outstanding and unpaid principal and accrued interest into shares of our common stock. The conversion price is 58% of a two-day average of the lowest trading price in the 15 range of trading days prior the conversion. The Notes provide for additional penalties if we cannot deliver the underlying common stock on a timely basis.

We evaluated the terms of the conversion features of the convertible note in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined it is indexed to the Company’s common stock and that the conversion features meet the definition of a liability and therefore bifurcated the conversion feature and accounted for it as a separate derivative liability.

We valued the conversion feature at origination of the Note at $55,118 using the Black Scholes valuation model with the following assumptions: dividend yield of zero, 1 year to maturity, risk free interest rate of 3.03% and annualized volatility of 298.79%. $32,000 of the value assigned to the derivative liability was recognized as a debt discount on the convertible debenture. The debt discount was recorded as reduction (contra-liability) to the convertible Note and is being amortized over the initial term of the convertible Note. The balance of $23,118 of the value assigned to the derivative liability was recognized as origination interest on the derivative liability and expensed on origination.

To determine the fair value of our embedded derivatives, management evaluates assumptions regarding the probability of certain future events. Other factors used to determine fair value include our period end stock price, historical stock volatility, risk free interest rate and derivative term. The fair value recorded for the derivative liability varies from period to period. This variability may result in the actual derivative liability for a period either above or below the estimates recorded on our consolidated financial statements, resulting in significant fluctuations in other income (expense) because of the corresponding non-cash gain or loss recorded.

During the quarter ended September 30, 2018, the company became subject to a penalty assessment of $17,500 due to a loan covenant violation. Such amount has been expensed as additional interest. Additionally, the fair value of the derivative liability associated with the penalty amounted to $29,265 and has been recorded as additional interest expense.

On September 20, 2018, the lender exercised conversion rights pursuant to the loan agreement and converted $8,000 of the loan principal into 1,777,778 shares of common stock. The company recognized an aggregate of $10,375 of shareholder equity as a result of the conversion based of a fair value calculation at the conversion date and related adjustments to remaining loan discounts applicable to the converted loan amount. On December 31, 2018, the lender exercised conversion rights pursuant to the loan agreement and converted $8,000 of the loan principal into 5,305,040 shares of common stock. The company recognized an aggregate of $7,583 of shareholder equity as a result of the conversion based of a fair value calculation at the conversion date and related adjustments to remaining loan discounts applicable to the converted loan amount.

We value the derivative liability and at the end of each accounting period with the difference in value is recognized as gain or loss. At March 31, 2018 we determined the valuation using the Black-Sholes valuation model with the following assumptions: dividend yield of zero, .94 years to maturity, risk free interest rate of 2.85% and annualized volatility of 289.61%. We recognized $15,730 of expense for the change in value of the derivative for the three months ended March 31, 2018. Interest expense for the period includes $23,118 of origination interest, amortization of debt discounts of $2,394 and interest accrual of $288.

During the period February 6, 2019 through and including February 11, 2019, the holder of a March 6, 2018 convertible promissory note (the “Note”) in the original principal amount of $35,000 converted $26,920 in principal and $4,255 in interest into an aggregate of 26,398,734 shares of our common stock at a conversion price of $0.0015 per share. As the result of such conversions, the Note has been repaid in full and terminated. The shares were issued in reliance on Section 4(a)(2) of the Securities Act of 1933, as amended.

Interest expense for the period ended March 31, 2019 amounted to $685,170.

Note 6. Convertible Note Payable

On March 6, 2018, we executed a Promissory Note (the "2018 Note") to an unrelated entity and received an aggregate of $32,000. The Note has an initial term of one year and provides for an original issue discount of $3,000, which is being amortized over the initial term. The note carries an interest rate of 12% per annum. The Lender has the right, at any time and/or after 180 days at their election to convert all or part of the outstanding and unpaid principal and accrued interest into shares of our common stock. The conversion price is 58% of a two-day average of the lowest trading price in the 15 range of trading days prior the conversion. The Notes provide for additional penalties if we cannot deliver the underlying common stock on a timely basis.

We evaluated the terms of the conversion features of the convertible note in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity's Own Stock and determined it is indexed to the Company's common stock and that the conversion features meet the definition of a liability and therefore bifurcated the conversion feature and accounted for it as a separate derivative liability.

We valued the conversion feature at origination of the Note at $55,118 using the Black Scholes valuation model with the following assumptions: dividend yield of zero, 1 year to maturity, risk free interest rate of 3.03% and annualized volatility of 298.79%. $32,000 of the value assigned to the derivative liability was recognized as a debt discount on the convertible debenture. The debt discount was recorded as reduction (contra-liability) to the convertible Note and is being amortized over the initial term of the convertible Note. The balance of $23,118 of the value assigned to the derivative liability was recognized as origination interest on the derivative liability and expensed on origination.

To determine the fair value of our embedded derivatives, management evaluates assumptions regarding the probability of certain future events. Other factors used to determine fair value include our period end stock price, historical stock volatility, risk free interest rate and derivative term. The fair value recorded for the derivative liability varies from period to period. This variability may result in the actual derivative liability for a period either above or below the estimates recorded on our consolidated financial statements, resulting in significant fluctuations in other income (expense) because of the corresponding non-cash gain or loss recorded.

During the quarter ended September 30, 2018, the company became subject to a penalty assessment of $17,500 due to a loan covenant violation. Such amount has been expensed as additional interest. Additionally, the fair value of the derivative liability associated with the penalty amounted to $29,265 and has been recorded as additional interest expense.

On September 20, 2018, the lender exercised conversion rights pursuant to the loan agreement and converted $8,000 of the loan principal into 1,777,778 shares of common stock. The company recognized an aggregate of $10,375 of shareholder equity as a result of the conversion based of a fair value calculation at the conversion date and related adjustments to remaining loan discounts applicable to the converted loan amount. On December 31, 2018, the lender exercised conversion rights pursuant to the loan agreement and converted $8,000 of the loan principal into 5,305,040 shares of common stock. The company recognized an aggregate of $7,583 of shareholder equity as a result of the conversion based of a fair value calculation at the conversion date and related adjustments to remaining loan discounts applicable to the converted loan amount.

We value the derivative liability at the end of each accounting period with the difference in value recognized as gain or loss. At December 31, 2018 we determined the valuation using the Black-Sholes valuation model with the following assumptions: dividend yield of zero, .18 years to maturity, risk free interest rate of 2.63% and annualized volatility of 101%. We recognized a $35,051 gain for the change in value of the derivative for the year ended December 31, 2018. Interest expense for the year ended December 31, 2018 includes $52,383 of origination interest, amortization of debt discounts of $33,779 and interest accrual of $5,352.

At December 31, 2018 the balance of the Note is comprised of the following:

Face amount of Note	$36,500
Original issue discount	(534)
Debt discount	(1,901)
$34,065

As described in Note 11, the note balance and accrued interest was fully converted to shares of common stock subsequent to December 31, 2018.